Document and Entity Information Document	Feb. 04, 2020
Cover page.
Entity Central Index Key	0001101302
Entity Registrant Name	ENTEGRIS INC
Amendment Flag	false
Document Period End Date	Feb. 04, 2020
Title of 12(b) Security	Common stock, $0.01 par value per share
Entity Address, Address Line One	129 Concord Road,
Entity Address, City or Town	Billerica,
Entity Address, State or Province	MA
Entity File Number	001-32598
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Entity Tax Identification Number	41-1941551
Entity Address, Postal Zip Code	01821
Trading Symbol	ENTG
Security Exchange Name	NASDAQ
City Area Code	978
Local Phone Number	436-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false